Expense Example - FidelityEquity-IncomeFund-RetailPRO - FidelityEquity-IncomeFund-RetailPRO - Fidelity Equity-Income Fund - Fidelity Equity-Income Fund	Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714